16A. Income taxes (Details-NOLs) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
NOL Carryforwards Federal	$ 47,728,300	$ 40,240,679
NOL Carryforwards California	$ 44,482,850	$ 36,995,229